CONVERTIBLE NOTE PAYABLE (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 27, 2023	Sep. 27, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024
Short-Term Debt [Line Items]
Debt instrument face amount						$ 75,000	$ 75,000	$ 100,000	$ 100,000	$ 75,000	$ 50,000
Proceeds from issuance of common stock			$ 4,169,390	$ 1,748,258
Debt instrument conversion price						$ 0.4466	$ 0.3274	$ 0.4776	$ 0.6670	$ 0.8579	$ 0.8790
Interest expense			300,000	400,000	400,000
Amortization of debt discounts			3,345	68,241
Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 609,000	$ 609,000	156,440
Debt instrument maturity date description	The Note matures in 12 months from the issue date of the Note
Debt instrument interest rate	8.00%
Unamortized debt discount	$ 44,000	44,000
Transaction costs		15,000	215,440
Proceeds from issuance of common stock		$ 550,000
Debt instrument conversion price	$ 8.0	$ 8.0
Debt instrument conversion price		$ 2.0
Interest expense			34,000	68,000
Contractual obligation			30,000	13,000
Debt issuance costs			4,000	$ 55,000
Amortization of debt discounts			$ 0